Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt

As of December 31, 2020 and December 31, 2019, debt consisted of the following:

	December 31,	December 31,
	2020	2019
Line of credit:
Asset backed line of credit	$1,133,652	$472,567
Receivables financing	367,301	-
Debt issuance costs	-	(15,573)
Total line of credit	1,500,953	456,995

Senior convertible notes payable:
Senior convertible notes payable	1,428,161	1,428,161
Convertible notes payable	591,104	-
Debt issuance costs	(280,511)	(366,666)
Total long-term senior convertible notes payable	1,738,754	1,061,495
Less: current portion of long-term notes payable	(577,260)	-
Noncurrent portion of long-term convertible notes payable	1,161,494	1,061,495

Notes payable:
Notes payable	1,932,088	1,621,015
Debt issuance costs	(34,997)	(212,848)
Total long-term debt	1,897,091	1,408,167
Less: current portion of long-term debt	(1,301,212)	(1,365,675)
Noncurrent portion of long-term debt	595,879	42,492

Notes payable – related parties:
Notes payable	2,827,512	3,282,021
Debt issuance costs	(33,833)	(1,686,352)
Total notes payable – related parties:	2,793,679	1,595,669
Less: current portion of long-term debt – related parties	(1,389,922)	-
Noncurrent portion of long-term debt – related parties	$1,403,757	$1,595,669

Schedule of Maturities of Long-term Debt

The scheduled maturities of the debt for the next five years as of December 31, 2020, are as follows:

For the Years Ended December 31,	Amount
2021	$4,852,023
2022	1,987,520
2023	1,440,275
2024	-
2025	-
Thereafter	-
$8,279,818
Less: debt discount	(349,341)
$7,930,477